CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue						$ 8
Operating expenses:
Research and development	$ 5,477	$ 6,667	$ 13,391	$ 13,082	$ 19,436	3,660
Sales and marketing	1,557	552	5,284	1,159	2,336	216
General and administrative	3,962	1,776	11,265	4,215	8,788	2,455
Total operating expenses	10,996	8,995	29,940	18,456	30,560	6,331
Loss from operations	(10,996)	(8,995)	(29,940)	(18,456)	(30,560)	(6,323)
Interest expense, net	(406)		(1,052)	(3)	(185)	(100)
Gain on Loan Forgiveness				647	647
Change in fair value of SAFEs		(3,466)		(8,779)	(10,390)	189
Loss before provision for (benefit from) income taxes	(11,402)	(12,461)	(30,992)	(26,591)	(40,488)	(6,234)
Provision for (benefit from) income taxes	3		3	(150)	(153)	153
Net loss	(11,405)	(12,461)	(30,995)	(26,441)	(40,335)	(6,387)
Cumulative preferred dividends allocated to Series A Preferred Shareholders		(403)		(1,185)		(1,507)
Net loss attributable to common shareholders, basic and diluted	$ (11,405)	$ (12,864)	$ (30,995)	$ (27,626)	$ (40,335)	$ (7,894)
Net loss per share attributable to common shareholders, basic	$ (0.48)	$ (1.2)	$ (1.32)	$ (2.58)	$ (3.11)	$ (0.79)
Net loss per share attributable to common shareholders, diluted	$ (0.48)	$ (1.2)	$ (1.32)	$ (2.58)	$ (3.11)	$ (0.79)
Weighted-average shares used in computing net loss per share, basic	23,693,154	10,752,790	23,533,290	10,723,091	12,982,472	9,949,376
Weighted-average shares used in computing net loss per share, diluted	23,693,154	10,752,790	23,533,290	10,723,091	12,982,472	9,949,376